UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2015	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
Foreign Common Stock (51.7%)
Australia (1.1%)
Beach Energy	6,200	$5
Fortescue Metals Group	2,500	3
McMillan Shakespeare	1,000	10
Rio Tinto	250	10

		28

Austria (0.5%)
Voestalpine	300	13

Belgium (0.5%)
Delhaize Group	150	14

Bermuda (1.4%)
Everest Re Group	60	11
PartnerRe	80	11
Validus Holdings	300	14

		36

Brazil (0.7%)
Cia de Saneamento Basico do Estado de Sao Paulo	1,100	6
Itausa — Investimentos Itau	4,510	11
Magazine Luiza	2,400	2

		19

Canada (2.7%)
Air Canada, Cl B*	1,200	11
Canadian Imperial Bank of Commerce	130	9
Domtar	200	8
Magna International	200	11
National Bank of Canada	300	11
Rogers Communications, Cl B	300	11
Shaw Communications, Cl B	400	8

		69

Cayman Islands (0.5%)
Fresh Del Monte Produce	300	12

China (1.3%)
China CITIC Bank, Cl H*	18,000	13
Great Wall Motor, Cl H	3,000	10
Shanghai Pharmaceuticals Holding, Cl H	4,000	9

		32

Finland (0.3%)
Neste	300	8

France (3.1%)
Alten	200	10
AXA	400	11
BNP Paribas	140	9
Electricite de France	600	14
Renault	100	9
Sanofi	140	15
Total	200	10

		78

Germany (4.2%)
Allianz	60	10
Daimler	140	13
Deutsche Bank	700	25
Leoni	100	6

	Shares	Value (000)
Germany (continued)
Muenchener Rueckversicherungs	50	$9
Siemens	200	21
Stada Arzneimittel	300	12
Volkswagen	50	10

		106

Guernsey (0.5%)
Amdocs	200	12

Hong Kong (2.5%)
China Resources Power Holdings	4,000	10
Shenzhen International Holdings	8,500	14
Tongda Group Holdings	70,000	12
Truly International Holdings	30,000	10
Universal Health International Group Holding	40,000	17

		63

Indonesia (0.4%)
Bank Negara Indonesia Persero	27,700	10

Ireland (1.0%)
Seagate Technology	200	10
Smurfit Kappa Group	500	15

		25

Israel (1.2%)
Bank Hapoalim	1,700	9
Teva Pharmaceutical Industries	300	21

		30

Italy (0.4%)
Astaldi	900	9

Japan (9.0%)
Aozora Bank	3,000	12
Fuji Oil	700	12
Isuzu Motors	1,000	14
KDDI	600	15
Lintec	500	11
Matsumotokiyoshi Holdings	300	14
Nippon Telegraph & Telephone	600	23
Nitto Kogyo	500	11
Resona Holdings	3,100	17
Ricoh	1,400	14
Senshu Ikeda Holdings	2,400	11
Shindengen Electric Manufacturing	2,000	9
SKY Perfect JSAT Holdings	1,500	8
Sumitomo	700	8
Towa Pharmaceutical	200	15
Toyo Tire & Rubber	500	11
Tsumura	400	8
Valor	600	15

		228

Mexico (0.2%)
OHL Mexico*	3,300	5

Netherlands (1.6%)
Aegon	1,300	10
Koninklijke Ahold	800	16
Royal Dutch Shell, Cl B	500	14

		40

Schedule of Investments July 31, 2015	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
New Zealand (0.3%)
SKY Network Television	1,700	$7

Norway (0.7%)
DNB	500	8
Marine Harvest	800	10

		18

Russia (0.5%)
Lukoil PJSC ADR	200	8
Sistema GDR	400	4

		12

Singapore (1.0%)
DBS Group Holdings	1,000	15
Flextronics International*	900	10

		25

South Africa (0.8%)
Barclays Africa Group	800	12
Vodacom Group	800	9

		21

South Korea (1.3%)
Samsung Electronics	20	20
SK Telecom	60	13

		33

Spain (0.3%)
Mapfre	2,600	8

Sweden (0.9%)
Nordea Bank	900	11
TeliaSonera	2,000	12

		23

Switzerland (3.8%)
Credit Suisse Group	900	27
Gategroup Holding	400	15
Pargesa Holding	140	9
Swiss Life Holding	40	9
Swiss Re	200	18
Zurich Insurance Group	60	18

		96

Taiwan (1.2%)
AU Optronics	20,000	7
Micro-Star International	8,000	7
Pegatron	6,000	17

		31

Thailand (0.4%)
Krung Thai Bank	21,700	11

Turkey (0.8%)
Eregli Demir ve Celik Fabrikalari	6,500	10
TAV Havalimanlari Holding	1,400	10

		20

United Kingdom (6.6%)
3i Group	1,700	15
Acacia Mining	2,800	10
Anglo American	400	5
AstraZeneca	130	9
BAE Systems	1,400	10
Bellway	400	15
BP	1,800	11
Centrica	2,100	9

	Shares	Value (000)
United Kingdom (continued)
DS Smith	2,800	$18
Ensco, Cl A	300	5
Imperial Tobacco Group	200	10
J Sainsbury	1,900	8
Lloyds Banking Group	8,000	10
Noble	800	10
Old Mutual	3,000	10
Paragon Offshore	133	—
Petrofac	300	4
Tate & Lyle	900	8

		167

Total Foreign Common Stock
(Cost $1,375)		1,309

Common Stock (44.9%)
Aerospace & Defense (1.8%)
Huntington Ingalls Industries	100	12
L-3 Communications Holdings, Cl 3	140	16
Northrop Grumman	100	17

		45

Agricultural Products (0.3%)
Ingredion	100	9

Air Freight & Logistics (0.4%)
FedEx	60	10

Aircraft (0.8%)
JetBlue Airways*	900	21

Apparel Retail (0.6%)
Gap	400	15

Asset Management & Custody Banks (0.5%)
Ameriprise Financial	100	13

Automotive (1.7%)
Ford Motor	1,300	19
Goodyear Tire & Rubber	400	12
Lear	100	11

		42

Automotive Retail (0.7%)
Group 1 Automotive	200	19

Banks (2.6%)
CIT Group	300	14
JPMorgan Chase	200	14
PNC Financial Services Group	150	15
Regions Financial	1,000	10
Wells Fargo	200	12

		65

Biotechnology (1.7%)
Amgen	80	14
Baxalta	240	8
Gilead Sciences	100	12
United Therapeutics*	60	10

		44

Broadcasting, Newspapers & Advertising (0.3%)
TEGNA	300	9

Chemicals (1.3%)
Celanese, Cl A	160	10

Schedule of Investments July 31, 2015	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
Chemicals (continued)
Eastman Chemical	200	$16
Huntsman	400	8

		34

Computers & Services (2.6%)
EMC	500	13
Hewlett-Packard	300	9
NetApp	400	13
Oracle	300	12
Symantec	500	11
Western Digital	100	9

		67

Construction & Engineering (0.4%)
Fluor	200	9

Drug Retail (0.4%)
CVS Health	100	11

Electrical Services (2.3%)
American Electric Power	500	28
FirstEnergy	300	10
Public Service Enterprise Group	500	21

		59

Fertilizers & Agricultural Chemicals (0.6%)
CF Industries Holdings	250	15

Financial Services (0.9%)
Capital One Financial	130	10
Citigroup	200	12

		22

Food, Beverage & Tobacco (0.5%)
Supervalu*	1,500	14

General Merchandise Stores (0.6%)
Target	200	16

Health Care Equipment (0.4%)
Baxter International	240	10

Household Products, Furniture & Fixtures (0.5%)
Whirlpool	70	12

Industrials (0.5%)
Brink’s	400	12

Insurance (4.5%)
Aflac	160	10
Allstate	200	14
American Financial Group	200	14
Anthem	140	21
Hartford Financial Services Group	400	19
Lincoln National	200	11
Prudential Financial	160	14
Travelers	100	11

		114

Machinery (1.7%)
Caterpillar	100	8
Deere	160	15
Meritor*	900	13
Trinity Industries	200	6

		42

	Shares	Value (000)
Media (0.5%)
Starz*	300	$12

Motorcycle Manufacturers (0.5%)
Harley-Davidson	200	12

Multimedia (0.4%)
Viacom, Cl B	200	11

Office Electronics (0.5%)
Xerox	1,100	12

Paper Packaging (0.1%)
WestRock	37	2

Petroleum & Fuel Products (3.4%)
Chevron	130	12
ConocoPhillips	100	5
Exxon Mobil	200	16
Marathon Oil	200	4
Marathon Petroleum	200	11
PBF Energy, Cl A	500	16
Phillips 66	130	10
Valero Energy	200	13

		87

Pharmaceuticals (2.8%)
AbbVie	300	21
Johnson & Johnson	200	20
Pfizer	800	29

		70

Printing & Publishing (0.1%)
Gannett	150	2

Retail (2.4%)
Brinker International	200	12
Dillard’s, Cl A	100	10
Kohl’s	200	12
Kroger	400	16
Macy’s	160	11

		61

Semi-Conductors/Instruments (0.9%)
Intel	800	23

Technology Distributors (1.0%)
Arrow Electronics*	200	12
Avnet	300	12

		24

Telephones & Telecommunications (3.2%)
AT&T	322	11
Brocade Communications Systems	1,100	11
Cisco Systems	800	23
Corning	700	13
QUALCOMM	200	13
Verizon Communications	200	10

		81

Thrifts & Mortgage Finance (0.5%)
Radian Group	700	13

Total Common Stock
(Cost $1,074)		1,139

Schedule of Investments July 31, 2015	(Unaudited)

LSV Global Value Fund	Face Amount (000)	Value (000)
Repurchase Agreement (1.6%)
Morgan Stanley 0.080%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $41 (collateralized by various US Treasury Notes, par values ranging from $1 to $41, 0.625% — 2.250%, 2/15/17 to 11/15/24; with a total market value of $42)	$41	$41

Total Repurchase Agreement
(Cost $41)		41

Total Investments — 98.2%
(Cost $2,490)†		$2,489

Percentages are based on Net Assets of $2,535 (000).

*	Non-income producing security.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $2,490(000), and the unrealized appreciation and depreciation were $224(000) and ($225(000)) respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a list of the level of inputs used as of July 31, 2015 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Foreign Common Stock
Australia	$28	$—	$—	$28
Austria	13	—	—	13
Belgium	14	—	—	14
Bermuda	36	—	—	36
Brazil	19	—	—	19
Canada	69	—	—	69
Cayman Islands	12	—	—	12
China	32	—	—	32
Finland	8	—	—	8
France	78	—	—	78
Germany	106	—	—	106
Guernsey	12	—	—	12
Hong Kong	63	—	—	63
Indonesia	10	—	—	10
Ireland	25	—	—	25
Israel	—	30	—	30
Italy	9	—	—	9
Japan	228	—	—	228
Mexico	5	—	—	5
Netherlands	40	—	—	40
New Zealand	7	—	—	7
Norway	18	—	—	18
Russia	12	—	—	12
Singapore	25	—	—	25
South Africa	21	—	—	21
South Korea	33	—	—	33
Spain	8	—	—	8
Sweden	23	—	—	23
Switzerland	96	—	—	96
Taiwan	31	—	—	31
Thailand	11	—	—	11
Turkey	20	—	—	20
United Kingdom	167	—	—	167
Total Foreign Common Stock	1,279	30	—	1,309
Common Stock	1,139	—	—	1,139
Repurchase Agreement	—	41	—	41
Total Investments in Securities	$2,418	$71	$—	$2,489

‡	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of closed exchanges.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

For the period ended July 31, 2015, there were transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent prospectus or statement of additional information.

LSV-QH-006-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015